Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction
The components of income (loss) from continuing operations before provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ in millions)	2021	2020	2019
United Kingdom	40	(355)	35
United States	(20)	(776)	(301)
Italy	438	229	351
Other	70	55	43
	529	(848)	128

Provision (Benefit) for Income Taxes
The provision for income taxes consists of:

	For the year ended December 31,
($ in millions)	2021	2020	2019
Current:
United Kingdom	—	(1)	2
United States	41	10	46
Italy	155	66	104
Other	40	31	49
	236	106	202
Deferred:
United States	76	(62)	(69)
Italy	(22)	(1)	1
Other	(16)	(16)	(3)
	38	(78)	(71)
	274	28	131

Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates	A reconciliation of the provision for income taxes, from the amount computed by applying the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods to income (loss) from continuing operations before provision for income taxes is as follows:

	For the year ended December 31,
($ in millions)	2021	2020	2019
Income (loss) from continuing operations before provision for income taxes	529	(848)	128
United Kingdom statutory tax rate	19.0%	19.0%	19.0%
Statutory tax expense (benefit)	100	(161)	24

Change in valuation allowances	125	128	1
Italy regional tax (“IRAP”) and state taxes	41	9	23
Non-deductible expenses	25	2	2
Base erosion and anti-abuse (“BEAT”) tax	17	13	31
Foreign tax and statutory rate differential (1)	17	(14)	3
Foreign tax expense, net of U.S. federal benefit	11	10	14
Provision to return	6	—	—
GILTI tax	5	3	5
Non-deductible goodwill impairment	—	56	19
Change in unrecognized tax benefits	—	1	7
Non-taxable gains on investments	—	—	(6)
Italian allowance for corporate equity	(3)	(4)	(2)
Non-taxable foreign exchange gain	(11)	—	(4)
Italian patent box tax benefit	(27)	—	—
Tax law changes	(38)	(20)	—
Other	5	4	15
	274	28	131

Effective tax rate	51.8%	(3.3)%	102.1%
 (1) Includes the effects of foreign subsidiaries’ earnings taxed at rates other than the U.K. statutory rate

Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet
The components of deferred tax assets and liabilities are as follows:

	December 31,
($ in millions)	2021	2020
Deferred tax assets:
Net operating losses	286	300
Section 163(j) interest limitation	190	155
Italian goodwill tax step-up	119	—
Provisions not currently deductible for tax purposes	85	88
Lease liabilities	66	70
Jackpot timing differences	30	39
Depreciation and amortization	29	26
Inventory reserves	10	2
Other	63	47
Gross deferred tax assets	878	728
Valuation allowance	(412)	(284)
Deferred tax assets, net of valuation allowance	466	444

Deferred tax liabilities:
Acquired intangible assets	462	506
Depreciation and amortization	163	161
Italian goodwill equity reserve liability	105	—
Lease right-of-use assets	60	65
Other	6	12
Total deferred tax liabilities	795	744
Net deferred income tax liability	(329)	(300)

Our net deferred income taxes are recorded in the consolidated balance sheets as follows:

	December 31,
($ in millions)	2021	2020
Deferred income taxes - non-current asset	39	33
Deferred income taxes - non-current liability	(368)	(333)
	(329)	(300)

Reconciliation of the Beginning and Ending Amount of Valuation Allowance
A reconciliation of the valuation allowance is as follows:

	December 31,
($ in millions)	2021	2020	2019
Balance at beginning of year	284	156	171
Net charges to expense	86	120	1
Tax rate change	39	8	—
Provision to return adjustment	3	—	—
Expiration of tax attributes	—	—	(15)
Balance at end of year	412	284	156

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits is as follows:

	December 31,
($ in millions)	2021	2020	2019
Balance at beginning of year	27	29	27
Additions to tax positions - current year	1	—	1
Additions to tax positions - prior years	—	—	2
Reductions to tax positions - prior years	(1)	(2)	—
Lapses in statutes of limitations	—	(1)	(1)
Balance at end of year	27	27	29